   As filed with the Securities and Exchange Commission on October 21, 2008
                                                             File No. 033-87376
                                                                      811-08914
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.                         [_]

                     Post-Effective Amendment No. 36                       [X]

                                  and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                            Amendment No. 140                              [X]

                       (Check appropriate box or boxes.)

                               -----------------

                       PHL Variable Accumulation Account
                          (Exact Name of Registrant)

                               -----------------

                        PHL Variable Insurance Company
                              (Name of Depositor)

                               -----------------

              One American Row, Hartford, Connecticut 06102-5056
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (800) 447-4312
              (Depositor's Telephone Number, including Area Code)

                               -----------------

                              John H. Beers, Esq.
                        PHL Variable Insurance Company
                               One American Row
                            Hartford, CT 06102-5056
                    (Name and Address of Agent for Service)

                               -----------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement. It is proposed that this filing will become effective (check appropriate box)

[_]immediately upon filing pursuant to paragraph (b) of Rule 485

[_]on _________ pursuant to paragraph (b) of Rule 485

[X]60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_]_________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_]this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                               -----------------

   Title of Securities Being Registered: Deferred variable annuity contracts

================================================================================

    Supplement to Prospectus for Phoenix Spectrum Edge(R)+ Variable Annuity
                       PHL Variable Accumulation Account

This supplement amends the prospectus dated May 1, 2008 as amended and redated August 8, 2008 and further supplemented September 16, 2008 and should be read with that prospectus along with the supplements. This supplement and the
related redated prospectus together constitute a new prospectus dated       ,
2008.

              The following changes are effective on       , 2008

Subject to state approval, a new optional guaranteed benefit rider is available for purchase with the contract.

   Effective       we will offer Phoenix       A Guaranteed Minimum
Accumulation Benefit ("Phoenix        GMAB") which you may select for an
additional fee and subject to state availability.

Once Phoenix       GMAB is approved in a state and we make it available, the
previously offered guaranteed minimum accumulation benefit will no longer be
available to applicants in that state. In addition to Phoenix       GMAB, which
is described below, the contract offers Phoenix Flexible Withdrawal Protector/SM/: A Guaranteed Minimum Withdrawal Benefit and a guaranteed minimum income benefit (GMIB), each of which can be elected separately. You may elect only one of these riders for your contract and currently the riders are only available at the time you buy the contract. Each rider has its own fee, is intended to provide certain benefits, and may entail certain risks. This supplement, the supplements dated August 8, 2008 and September 16, 2008, along with the prospectus, provides information about those factors for the riders available with the contract. You should carefully consider these factors in consultation with your registered representative to determine if electing an optional guaranteed benefit is suitable for your goals. You should know that once a guaranteed benefit is terminated, you cannot re-elect or reinstate it. Any amounts payable under an optional guaranteed benefit in excess of your Contract Value are based on the claims-paying ability of PHL Variable Insurance Company.

The following changes are made to the prospectus dated May 1, 2008 and redated
                                August 8, 2008.

The following information is added to the table of "Optional Benefit Fees" beginning on page 5.

                              PHOENIX       /SM /
             GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER FEE/1/
               Available       , 2008 subject to state approval

                     Fees are expressed as a percentage of the greatest of the
                      Benefit Base/2/ and Contract Value
                     ----------------------------------------------------------
                     Maximum fee.........................       2.50%
                     Range of current fees/3/............ 1.00%-1.75%

/1/The maximum fee shown in this table is the highest fee for this rider. A different fee applies to various asset allocation options as shown below. If you choose this rider, you must allocate all premium and contract value to an approved asset allocation program. If you transfer from one asset allocation program or option to another during a rider year, the fee percentage you will pay for the rider will be the highest rider fee associated with the various asset allocation programs in which your contract value was invested during that rider year. The rider fee is deducted on each contract anniversary when the rider is in effect for your contract and is generally deducted on a pro rata basis from each investment option and, if allocation to the GIA and MVA is then permitted, the GIA and the MVA in which the contract has value. Upon contract surrender or rider termination, we will deduct a portion of the annual rider fee for the portion of the contract year elapsed from the surrender proceeds or the contract value, respectively.

/2/The Benefit Base for Phoenix       GMAB is an amount we calculate solely to
   determine the value of the benefit provided by the rider and unlike the Contract Value, is not available for withdrawals or surrenders. This amount is affected by various factors including withdrawals and premium payments. See the description of this rider in "Optional Benefits" for information about how the Benefit Base is calculated and used.

/3/The current fees for Phoenix      GMAB by asset allocation model are shown
   below.


.. Franklin Templeton Founding Investment Strategy................................. 1.45%
.. Phoenix Dynamic Asset Allocation Series: Aggressive Growth......................  N/A%
.. Phoenix Dynamic Asset Allocation Series: Growth.................................  N/A%
.. Phoenix Dynamic Asset Allocation Series: Moderate Growth........................  N/A%
.. Phoenix Dynamic Asset Allocation Series: Moderate...............................  N/A%
.. Phoenix-Ibbotson Strategic Asset Allocation - Aggressive Portfolio..............  N/A%
.. Phoenix-Ibbotson Strategic Asset Allocation - Moderately Aggressive Portfolio... 1.75%
.. Phoenix-Ibbotson Strategic Asset Allocation - Moderate Portfolio................ 1.50%
.. Phoenix-Ibbotson Strategic Asset Allocation - Moderately Conservative Portfolio. 1.25%
.. Phoenix-Ibbotson Strategic Asset Allocation - Conservative Portfolio............ 1.00%

We may change the current fees. If you elect a step-up of the Benefit Base as provided by the rider, you will then pay the current fee in effect at the time
of this step-up. See "Optional Benefits", "Phoenix       GMAB", and "Step-Up"
for a description of the step-up feature and the impact of a step-up on your rider fee.

 TF1027                                                                    1

The following information is added as the sixth diamond point in the section of "Contract Summary" entitled "Deductions and Charges" beginning on page 8:

..  For the Phoenix      GMAB rider, the fee is equal to a stated percentage
   multiplied by the greatest of the Benefit Base and the Contract Value. The current fee is shown in the table of "Optional Benefit Fees". Also, you will pay the current rider fee then in effect beginning on the date of an elective step-up of the Benefit Base as provided by the rider. See "Optional Benefits" for additional information about the impact of an elective step-up
   on your rider. The maximum fee for the Phoenix       GMAB is 2.50%.

The section entitled "Guaranteed Minimum Accumulation Benefit Fee" on page 13 is revised by adding the following as the second sentence.

   This section is applicable to contracts issued with GMAB prior to        and
   to contracts issued after that date in states where the Phoenix       GMAB
   rider is not yet approved. For contracts issued beginning on       , the
   Phoenix      GMAB rider is available and the information in this section not
   applicable (see, instead, "Phoenix       GMAB Fee."

The following new section is added following the section called "Deductions and Charges"; "Guaranteed Minimum Accumulation Benefit Fee" on page 13.

   Phoenix       GMAB Fee

   If you have elected the Phoenix       GMAB for your contract, we will deduct
   the rider fee on each rider anniversary while the rider is in effect. Currently, the rider anniversary is the same as the contract anniversary. The fee for this rider is a percentage of the greatest of (a) Contract Value and (b) the Benefit Base on the date the fee is deducted. The rider fee amount is calculated and deducted before any elective step-up of the Benefit
   Base. See the section called "Optional Benefits", "Phoenix       GMAB" for a
   description of the Benefit Base amount and the step-up feature.

   The maximum fee percentage for Phoenix       GMAB is 2.50%. See the table of
   "Optional Benefit Fees" for details.

   You should know that if you change asset allocation programs during a rider year and the rider fees related to the use of these programs are different, you will pay the highest rider fee associated with the various asset allocation programs in which your Contract Value was invested during that rider year. Additionally, we may increase the rider fee for your rider on the date of any elective step-up of the Benefit Base.

   If you elect a step-up of the Benefit Base, you will pay the current rider fee then in effect beginning on the date of any step-up of the applicable Benefit Base.

   In any case, the rider fee will not exceed the maximum percentage. See "Optional Benefits" for additional information on the potential impact of the elective step-up feature on the rider fee and your ability to not elect the elective step-up.

   Unless we agree otherwise, the rider fee will be deducted from total Contract Value with each investment option, and, if allocation to the GIA and MVA is then permitted, the GIA and MVA in which the contract has value bearing a pro rata share of such fee based on the proportionate value in each of those accounts.

   If you surrender the contract on a date other than a contract anniversary, we will deduct a proportional rider fee, calculated as described below, from the amount paid on surrender. If the rider terminates, we will deduct a proportional rider fee, calculated as described below, on the date of termination. The proportional rider fee is calculated by multiplying the fee percentage then in effect for the rider by the greatest the Benefit Base and the Contract Value on the date you surrender the contract or the date the rider terminates, as applicable, and then multiplying this amount by the result of the number of days elapsed in the rider year divided by the total number of days of that year.

The section called "Additional Programs" along with the sub-sections called "Asset Allocation and Strategic Programs", "Selecting a Program and Option" and "Program Required for GMAB and GMWB" beginning on page 16 are hereby deleted and replaced with the following:

   Additional Programs

   If you have any Optional Guaranteed Benefit other than Guaranteed Minimum Income Benefit (GMIB) attached to your contract, you must elect and continue to participate in an approved asset allocation program or the Optional Guaranteed Benefit will terminate. All initial and subsequent premium payments and Contract Value must be allocated to your chosen program beginning on the date your chosen rider is effective, which currently must be the contract date. There is no charge to participate in any approved program; however, the fee for the Optional Guaranteed Benefit may vary depending on the program you choose. See the table of "Optional Benefit Fees."

 TF1027                                                                    2

   Provided that you do not have any Optional Guaranteed Benefit riders attached to your contract, you may elect any of the additional programs described below at any time and at no charge.

   We may discontinue, modify or amend these programs as well as offer new programs or change the programs that are approved for use with the Optional Guaranteed Benefits in the future.

   Asset Allocation and Strategic Programs

   Asset allocation and strategic programs are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The asset allocation and strategic programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal). We currently offer several asset allocation programs many of which are approved for use with the Optional Guaranteed Benefits. Information about the programs we currently offer and whether each is approved for use with an Optional Guaranteed Benefit is provided below.

   For ease of reference throughout this section, we refer to the asset allocation and strategic programs described, simply as "programs", and we refer to the asset allocation options available within the programs, as "options". We do not charge for participating in the programs or their options. You may participate in only one asset allocation program at a time and your ability to use an asset allocation program with Asset Rebalancing and Dollar Cost Averaging or Enhanced Dollar Cost Averaging is limited as described in "Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs." Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option within a program, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.

   Selecting a Program and Option-Contracts without Optional Guaranteed Benefits

   If you have not elected an Optional Guaranteed Benefit for your contract, you are not required to elect an asset allocation program but may do so if you wish. If you are interested in electing a program, you should consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options.

   When you participate in a program, all of your premium payments and Contract Value will be allocated to the investment options in accordance with your selected program and, if applicable, the option within that program. You may, at any time, switch your current program or option, and may elect any modified or new programs or options the Company may make available subject to our rules then in effect. You may cancel your participation in a program at any time, and later re-enroll in a program by contacting our Annuity Operations Division. If a program is eliminated, we will notify you of the elimination and you should consult with your registered representative to choose among the other programs available at that time. To enroll in a program, you must properly complete the election form we require and return it to our Annuity Operations Division at the address shown on the first page of your prospectus.

   Selecting a Program and Option-Contracts with Optional Guaranteed Benefits

   If you purchase a contract with an Optional Guaranteed Benefit, other than the Guaranteed Minimum Income Benefit (GMIB), you must select one of the approved programs through which to allocate your premium payments and Contract Value. When you participate in one of the approved programs all your premium payments and Contract Value will be allocated to the investment options in accordance with your selected program and, if applicable, the option within that program. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may, at any time, switch your current program or option to another approved program and may elect any modified or new programs or options the Company may make available subject to our rules then in effect. If we are then charging different fees for Optional Benefits based on the approved asset allocation program you select, changing programs or options may change the fee for the Optional Guaranteed Benefit on your contract.

   Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause your Optional Guaranteed Benefit to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate an Optional Guaranteed Benefit.

 TF1027                                                                    3

   We currently offer the programs listed below. Except as noted, these programs are approved programs for use with the Optional Guaranteed Benefits.

   .  Franklin Templeton Founding Investment Strategy, and

.. Phoenix-IbbotsonStrategic Asset Allocation (Phoenix-Ibbotson Strategic Asset
                  Allocation Aggressive Growth model not available with Phoenix
                  Flexible Withdrawal Protector or Phoenix       GMAB)

   A brief description of each program follows.

.. FranklinTempleton Founding Investment Strategy

     Through the Franklin Templeton Founding Investment Strategy, premium payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Contract Value allocated to the three investment options back to the original allocation percentages in each investment option.

    .  Franklin Income Securities Fund - 34%

    .  Mutual Shares Securities Fund - 33%

    .  Templeton Growth Securities Fund - 33%

.. Phoenix-IbbotsonStrategic Asset Allocation

     PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. The options approved for use are:

    . Conservative Portfolio which seeks conservation of capital and has a portfolio allocation more heavily weighted in fixed income investments than in equities.

    . Moderately Conservative Portfolio which primarily seeks current income, with capital growth as a secondary objective, and has a portfolio allocation of approximately equal weightings in equities and fixed income investments.

    . Moderate Portfolio which seeks long-term capital growth and current income with emphasis on current growth, and has a portfolio allocation more heavily weighted in equities than in fixed income investments.

    . Moderately Aggressive Portfolio which seeks long-term capital growth with current income as a secondary objective, and has more than three quarters of the portfolio in equities and less than one quarter in fixed income investments.

    .  Aggressive Portfolio which seeks long-term capital growth and is
       invested primarily in equities (not available with Phoenix        GMAB).

     On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (Contract Value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elect to participate in this program on and after September 10, 2007, on an annual basis, we will reallocate the Contract Value allocated to the investment options included in the program so that, following this reallocation, the percentage in each investment option equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.

.. PhoenixDynamic Asset Allocation Series-Closed to new investment effective
         March 24, 2008

     The Phoenix Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

    .  Phoenix Dynamic Asset Allocation Series: Moderate

    .  Phoenix Dynamic Asset Allocation Series: Moderate Growth

    .  Phoenix Dynamic Asset Allocation Series: Growth

    .  Phoenix Dynamic Asset Allocation Series: Aggressive Growth

 TF1027                                                                    4

The following new sub-section is added to the section called "Optional Benefits" beginning on page 19.

           Phoenix       : a Guaranteed Minimum Accumulation Benefit

Summary of Benefit

Beginning       , subject to state approval and our implementation of the rider
in the various states, you may purchase the Phoenix       GMAB for an
additional charge. Currently, this benefit is only available for purchase at the time you buy the contract and you may only purchase one Optional Guaranteed
Benefit with the contract. Phoenix       GMAB provides a guaranteed minimum
accumulation benefit ("GMAB"). This may be appropriate if, at the time you purchase your contract you want to be able to use the contract for maximum accumulation; however, you should know that certain actions may have a negative impact on the benefit. As a result, you should carefully consider the impacts of various events and transactions on the benefit.

The Phoenix       GMAB rider provides for a step-up of the Benefit Base and a new 10-year waiting period at the end of each waiting period. You might want to
consider the Phoenix       GMAB if you want the opportunity to lock-in market
gains or if you have a longer investment horizon and could potentially benefit
from multiple waiting periods. The Phoenix       GMAB guarantees a return of a
specified percentage of premium after a waiting period regardless of the performance of the asset allocation program(s) in which your premiums and Contract Value have been invested. The purpose of this benefit is to provide an amount that will be added to your Contract Value at the end of the Waiting Period if the Benefit Base is greater than the Contract Value at that time. This feature may be important to you if you are interested in maximizing your
Contract Value during the accumulation period. The Phoenix       GMAB does not
in any way guarantee the performance of any of the investment choices under the contract. Due to the negative effects of withdrawals on this benefit, you should know that this benefit may have limited usefulness if the contract is subject to the IRS minimum distribution requirements. As a result, you should consult with your tax adviser before selecting a rider with a GMAB feature. Please see "Important Considerations Regarding These Events" for a discussion of other risks.

Asset Allocation or Strategic Program Requirement

If you purchase Phoenix       GMAB, you must select one of the approved asset
allocation programs when allocating your premium payments and Contract Value. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs. You may, at any time, switch your current program to another approved program the Company may make available; however, the fee for the rider may vary depending on the program you choose. See the table of "Optional Benefit Fees" for details. We reserve the right to restrict availability of investment options.

Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling out of programs altogether will cause the rider to terminate without value. You may request to later re-enroll in a program however re-enrollment will not reinstate the
Phoenix       GMAB rider. If a program is eliminated while the rider is in effect, we will provide you notice and you must choose among the other approved programs available by working with your registered representative to make an appropriate selection and returning the form we require to the Annuity Operations Division. Descriptions of the programs are found in "Asset Allocation and Strategic Programs" above.

Important Terms and Conditions related to Phoenix       GMAB

Currently, we offer this benefit only at the time you buy a contract. As a result, the rider date is the same as the contract date and rider years are the same as contract years.

The Phoenix       GMAB rider guarantees a return of a specified percentage of premiums after each Waiting Period. A Waiting Period represents the period of time that must elapse before you qualify for benefits. Currently, the Waiting Period is 10 years, measured from the rider date. The amount of the benefit available after the waiting period depends on the relationship of the Contract Value to a value we call the "Benefit Base", which is described below. After the initial Waiting Period, we will automatically compare the Benefit Base to the Contract Value after all fees have been deducted. If the Benefit Base is greater than the Contract Value after all fees have been deducted, we will add an additional amount to your Contract Value and therefore your new Contract Value will equal the Benefit Base. Whenever such addition occurs, a new Waiting Period begins. In addition, you may elect to increase, or "step-up" the Benefit Base as specified below. A new Waiting Period also begins when you step-up the Benefit Base. Each new Waiting Period supersedes any Waiting Period already in progress and delays the time when we will determine if an additional amount will be added to the Contract Value.

Benefit Base

As noted above, we compare the Contract Value to the Benefit Base to determine if an additional amount will be added to the Contract Value at the end of each Waiting Period. Assuming the rider was issued on the date the contract was issued, the Benefit Base is equal to the initial premium payment. Thereafter, the Benefit Base is re-calculated whenever certain triggering events occur. Generally speaking, the Benefit Base will be increased by a percentage of subsequent premium payments in the first year of any given Waiting Period. The Benefit Base may also be increased if the optional elective step up feature is exercised. Under no circumstances will the Benefit Base ever exceed a maximum amount equal to 500% of premiums in the first rider year, plus 100% of other
subsequent premiums. The Phoenix        GMAB rider will terminate if the
Contract Value is reduced to zero.

 TF1027                                                                    5

   Events and features causing recalculation of the Benefit Base

 . Premium Payments Received After the Rider Date

   The Benefit Base will be increased by 100% of any premium payment received after the rider date and within the first rider year in each Waiting Period. Premiums received after the first rider anniversary and after the first year within a Waiting Period do not increase the Benefit Base.

       Sample calculation showing the effect of subsequent premium payments on Benefit Base

   Assume the rider date is June 12, 2009 and that your initial premium payment on the rider date is $100,000. Your Benefit Base is set equal to $100,000.

   Assume that you make an additional premium payment of $10,000 on August 24, 2009. Since this premium payment was made in the first year during the Waiting Period, 100% of the premium payment is added to the Benefit Base. Thus the Benefit Base is increased to $110,000.

   Assume that you make another premium payment of $10,000 on April 5, 2012. Also assume that you have not made an elective step-up since the rider date. Since this premium payment was made in the third year during the Waiting Period, the Benefit Base is not increased.

 . Elective Step-Up

   You may elect to increase, or "step up" the Benefit Base each rider year when the Contract Value is greater than the Benefit Base. To elect to step up the Benefit Base, you must notify us of this election at least 7 days before the end of the rider year. Then we will: (1) increase the Benefit Base to equal the Contract Value on the rider anniversary; (2) start a new Waiting Period; (3) increase the Benefit Base by 100% of the value of the subsequent premium payments received within the first year of that new Waiting Period.

       Sample calculation showing the effect of the elective step-up

   Assume the rider date is June 12, 2009 and that your initial premium payment on the rider date is $100,000. Your Benefit Base is set equal to $100,000.

   Assume that as you approach your June 12, 2015 rider anniversary, you wish to make an elective step-up because your Contract Value has increased since the rider date. Assume that you provide notice more than seven days prior to this anniversary of your request to step-up.

   Assume that on June 12, 2015 that Contract Value is $170,000. Since you have elected a step-up, your Benefit Base is increased to $170,000 and you begin a new Waiting Period.

   Assume that you make an additional premium payment of $10,000 on August 24, 2015. Since this premium payment was made in the first rider year of the current Waiting Period, the Benefit Base is increased by the amount of the premium payment. Thus the Benefit Base is increased to $180,000

 . First Day Following the End of Each Waiting Period

   On the first day following the end of each Waiting Period, if the Benefit Base is less than the Contract Value, the Benefit Base will be set equal to the Contact Value, after all fees have been deducted.

 . Withdrawals from the Contract

   On the date of any withdrawal from the contract, the Benefit Base will be reduced in the same proportion as the Contract Value is reduced by the withdrawal.

       Sample calculation showing the effect of withdrawals on the Benefit Base

   Assume the rider date is June 12, 2009 and that your initial premium payment on the rider date is $100,000. Your Benefit Base is set equal to $100,000.

   Assume you make a withdrawal of $14,000 on September 7, 2015 and that your Contract Value on that date was $140,000. In this case, the reduction in Contract Value is 10% ($14,000 divided by $140,000), and accordingly, your Benefit Base is reduced by 10% to $90,000 ($100,000 * 10% = $10,000 and
   $100,000 - $10,000 = $90,000).

 TF1027                                                                    6

Important Considerations Regarding These Events

If your intention is to obtain the benefit provided by the Phoenix       GMAB
rider at the earliest possible date, you need to complete the initial Waiting Period, currently ten years. This means that: (1) your initial premium plus subsequent premium payments made in the first rider year is the amount that you wish to guarantee; and (2) you should not make subsequent premium payments after the first rider year or elect to step-up your Benefit Base in the first ten rider years. You should also understand that although making additional premium payments after the first rider year may reduce the benefit that could be paid at the end of the initial waiting period, they have the potential to increase the Benefit Base (elective step-up). You should work with your registered representative to determine what decision best suits your financial needs.

Continuation of the Phoenix      GMAB Rider

If the surviving spouse of a deceased Owner, who is the designated beneficiary, elects to continue the contract in accordance with its terms, then the provisions of this rider will continue (see "Spousal Beneficiary Contract Continuance").

Availability of the Phoenix      GMAB and Inherited/Stretch Annuity Contracts

The Phoenix      GMAB is available to you if you are the beneficiary of a
deceased Owner's Contract issued to the Owner by another company and you are utilizing this Contract as an Inherited/Stretch Annuity. This benefit is also available to you if you are the beneficiary of a deceased Owner's annuity contract, other than a Phoenix Spectrum Edge(R)+ Contract, the contract was issued to the Owner by Us, and you are utilizing this Contract as an Inherited/Stretch Annuity. This benefit is not available to you if you are the beneficiary of a deceased Owner's Phoenix Spectrum Edge(R)+ Contract issued to the Owner by Us and are utilizing this Contract as an Inherited/Stretch Annuity. (See "Inherited/Stretch Annuity Feature," p. 32).

Termination of Phoenix       GMAB Rider

The rider will terminate without value on the date the first of any of the following events occur:

    .  annuity payments begin as described in the base contract;

    .  the Contract Value is reduced to zero;

    .  the contract, to which the rider is attached, terminates;

    .  the owner elects to terminate the rider;

    . any portion of the Contract Value is no longer invested in one of the approved asset allocation programs;

    . the first death of an Owner unless the surviving spouse, who is the designated beneficiary, elects to continue the contract in accordance with its terms;

    .  you assign any rights or interest in this rider.

Once the rider is terminated, it cannot be reinstated.

               PLEASE KEEP THIS INFORMATION WITH YOUR PROSPECTUS

 TF1027                                                                    7

                                    PART A

                                    PART B
   This post-effective amendment to the registration statement incorporates by reference the prospectus and Statement of Additional Information for Version D dated May 1, 2008 as amended and redated August 8, 2008 included in post-effective amendment number 35 to registration statement on Form N-4 (file no. 033-87376), filed via EDGAR on August 8, 2008.

VERSIONS A, B, AND C ARE UNAFFECTED BY THIS POST-EFFECTIVE AMENDMENT NUMBER 36.

                                    PART C

                               OTHER INFORMATION

Item 24.Financial Statements and Exhibits.

     (a) Financial Statements

         (1) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2007; Statement of Operations for the year ended December 31, 2007; Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006; and Notes to Financial Statements.*

         (2) The financial statements of PHL Variable Insurance Company and the report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information. The financial statements of PHL Variable Insurance Company include:
             Balance Sheet as of December 31, 2007 and 2006; Statement of Income, Comprehensive Income and Changes in Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005; Statement of Cash Flows for the years ended December 31, 2006, 2005 and 2004; and Notes to Financial Statements.*

* To be filed by amendment.

     (b) Exhibits

         (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Initial Form N-4 (File
             No. 333-68164), filed via EDGAR on August 22, 2001.

         (2) Not Applicable.

         (3) Distribution of Contracts

             (a) Master Service and Distribution Compliance Agreement between
                 Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Form N-4 (File No. 033-87376) Post-Effective Amendment No. 17, filed via EDGAR on April 30, 2002.

             (b) Form of Broker Dealer Supervisory and Service Agreement
                 between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of contracts is incorporated by reference to Registration Statement Form N-4 (File
                 No. 033-87376), Post-Effective Amendment No. 23, filed via EDGAR, on April 25, 2005.

         (4) (a) Form of Variable Annuity Contract D601 (Big Edge Choice) is incorporated by reference to Post-Effective Amendment No. 2 on Form N-4 (File No. 033-87376), filed via EDGAR on May 1, 2008.

             (b) Form of Variable Annuity Contract D602 (formerly, Big Edge
                 Choice II, now referred to as Phoenix Edge--VA) is incorporated by reference to Post-Effective Amendment No. 9 (File No. 033-87376) on Form N-4 Registration Statement, filed via EDGAR on July 15, 1999.

             (c) Form of Contract D611 (Spectrum Edge), is incorporated by reference to Post-Effective Amendment No. 13 on Form N-4 (File No. 033-87376), filed via EDGAR on September 13, 2001.

             (d) Guaranteed Minimum Income Benefit Rider, Form Number DR81, is
                 incorporated by reference to Form N-4 (File No. 033-87376), Post-Effective Amendment No. 23, filed via EDGAR, on April 25, 2005.

             (e) Guaranteed Minimum Accumulation Benefit Rider, Form DR83, is
                 incorporated by reference to Form N-4 (File No. 033-87376), Post-Effective Amendment No. 23, filed via EDGAR, on April 25, 2005.

             (f) Enhanced Option 1 Rider, Form DR46, filed via EDGAR on
                 Registration Statement Form N-4 (File No. 033-87376), Post-Effective Amendment No. 25 on July 26, 2005.

             (g) Guaranteed Minimum Withdrawal Benefit Rider, Form No. 06GMWB
                 is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on
                 December 19, 2006.

             (h) Waiver of Withdrawal Charge for Nursing Home Confinement and
                 Terminal Illness Rider, Form No. 08HNW, is incorporated by reference to Post-Effective Amendment No. 31 on Form N-4 (File No. 033087376), filed via EDGAR on May 1, 2008.

             (i) Guaranteed Minimum Withdrawal Benefit Rider, Form No. 08GMWB,
                 is incorporated by reference to Post-Effective Amendment
                 No. 20 on Form N-4 (File No. 333-68164,) filed via EDGAR on May 28, 2008.

             (j) Guaranteed Minimum Accumulation Benefit Rider, Form No.
                       , to be filed by amendment.

         (5) (a) Form of Application (Big Edge Choice) is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File
             No. 033-87376) Registration Statement dated July 20, 1995, filed via EDGAR on February 27, 1996.

             (b) Form of Application (Form No. OL2744) (formerly the Big Edge
                 Choice II, now referred to as Phoenix Edge--VA) is incorporated by reference to Form N-4, Post-Effective Amendment No. 9 (File No. 033-87376), filed via EDGAR on July 15, 1999.

             (c) Form of Application (Form No. OL3174) (Spectrum Edge) with
                 Post-Effective Amendment No. 13 (File No. 033-87376), filed via EDGAR on September 13, 2001.

         (6) (a) Amended and Restated Certificate of Incorporation of PHL Variable Insurance Company is incorporated by reference to Initial Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.

             (b) Amended and Restated Bylaws of PHL Variable Insurance Company,
                 effective May 16, 2002, is incorporated by reference to Registrant's Post-Effective Amendment No. 21 Form N-4 (File No. 033-87376), filed via EDGAR on April 30, 2004.

         (7) Not Applicable.

         (8) (a) Participation Agreements

             (1) Amended and Restated Participation Agreement dated April 4,
                 2008 among PHL Variable Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLP and Columbia Management Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 (File
                 No. 333-123040,) filed via EDGAR on April 30, 2008.

             (2) (a) Participation Agreement as of May 1, 2000 among Franklin
                 Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company, and PHL Variable Insurance Company ("PHLVIC"), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

                  (b) Amendment to Participation Agreement as of May 1, 2000
                      among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company and PHLVIC, is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

                  (c) Amendment to Participation Agreement as of May 3, 2004 by
                      and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-6 (File No. 333-76778), filed via EDGAR on April 27, 2006.

                  (d) Amendment No. 3 to Participation Agreement as of May 1,
                      2006 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Post Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

                  (e) Amendment No.4 to Participation Agreement as of May 1,
                      2007, by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc.,PHL Variable Insurance Company, Phoenix Life Insurance Company, and Phoenix Equity Planning Corporation is incorporated by reference to Pre-Effective Amendment No.1 on Form N-6 (File No.333-146301), filed via EDGAR on December 21, 2007.

                  (f) Amendment No.5 dated March 1, 2008 to the Participation
                      Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Home Mutual Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment
                      No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

             (3) Fund Participation Agreement dated July 15, 1999, among PHL
                 Variable Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File
                 No. 333-65823), filed via EDGAR on April 30, 2002.

             (4) (a) Fund Participation Agreement dated July 19, 1999 among BT
                 Insurance Funds Trust, Bankers Trust Company, and PHL Variable Insurance Company ("PHLVIC") is incorporated by reference to Post-Effective Amendment No.2 on Form S-6 (File
                 No. 333-65823), filed via EDGAR on April 30, 2002.

                  (b) Amendment No. 1 to the Fund Participation Agreement dated
                      April 20, 2001 among Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust), Bankers Trust Company and PHLVIC is incorporated by reference to the Post-Effective Amendment No. 2 on Form S-6 (File
                      No. 333-65823), filed via EDGAR on April 30, 2002.

                  (c) Amendment No. 2 to the Fund Participation Agreement dated
                      October 29, 2001 among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and PHLVIC is incorporated by reference to Post-Effective Amendment
                      No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

                  (d) Amendment No. 3 dated February 1, 2008 to the Fund
                      Participation Agreement dated July 19, 1999 among PHL Variable Insurance Company, DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds and BT Insurance Funds Trust) and Deutsche Investment Management Americas Inc. (successor by merger to Deutsche Asset Management, Inc.) is incorporated by reference to Post-Effective Amendment No. 88 on Form N-4 (File
                      No. 333-123040), filed via EDGAR on April 30, 2008.

             (5) Participation Agreement dated May 1, 2006 among PHL Variable
                 Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management, Inc. is incorporated by reference to Post Effective Amendment No. 9 on Form N-6 (File
                 No. 333-119916), filed via EDGAR on August 14, 2006.

             (6) Participation Agreement dated June 1, 2000 among PHL Variable
                 Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Post-Effective Amendment No.2 on Form S-6 (File
                 No. 333-65823), filed via EDGAR on April 30, 2002.

             (7) Amended and Restated Participation Agreement dated April 1,
                 2008 by and among PHL Variable Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV and Variable Insurance Products Fund V is incorporated by reference to Form N-4 (File No. 333-147565), Pre-Effective Amendment No. 1, filed via EDGAR on April 4, 2008.

             (8) (a) Participation Agreement dated March 29, 2001 among PHL
                 Variable Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

                  (b) Amendment No. 1 to Participation Agreement dated
                      February 1, 2008 by and among AIM Variable Insurance Funds, AIM Distributors, Inc., PHL Variable Insurance Company and Phoenix Equity Planning Corportion is incorporated by reference to Form N-4 (File
                      No. 333-147565), Pre-Effective Amendment No. 1, filed via EDGAR on April 4, 2008.

             (9) Participation Agreement dated May 30, 2003 among PHL Variable
                 Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File
                 No. 333-76778), filed via EDGAR on April 30, 2004.

             (10)Participation Agreement dated April 25, 2005 among PHL
                 Variable Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc., is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006

             (11)Fund Participation Agreement dated April 14, 2005 among PHL
                 Variable Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, is incorporated by reference to the Post-Effective Amendment No. 3 on Form N-4 (File
                 No. 333-123040), filed via EDGAR on April 27, 2006.

             (12)(a) Participation Agreement dated May 1, 2006 among PHL
                 Variable Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File
                 No. 333-119916), filed via EDGAR on August 11, 2006.

                  (b) Amendment No. 1 to Participation Agreement dated
                      February 1, 2008 among Oppenheimer Variable Accounts Funds, Oppenheimer Funds, Inc. and PHL Variable Insurance Company incorporated by reference to Form N-4 (File
                      No. 333-147565), Pre-Effective Amendment No. 1, filed via EDGAR on April 4, 2008.

             (13)(a) Participation Agreement dated May 1, 2006 among PHL
                 Variable Insurance Company and Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File
                 No. 333-119916), filed via EDGAR on August 14, 2006.

                  (b) Amendment No. 1 to Participation Agreement dated
                      February 1, 2008 by and among PHL Variable Insurance Company, Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC, is incorporated by reference to Form N-4 (File No. 333-147565), Pre-Effective Amendment No. 1, filed via EDGAR on April 4, 2008.

             (14)Participation Agreement dated May 1, 2006 among PHL Variable
                 Insurance Company and Phoenix Life and Annuity Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc. is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File
                 No. 333-119916), filed via EDGAR on August 14, 2006.

             (15)(a) Amended and Restated Participation Agreement dated
                 January 1, 2007, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, is incorporated by reference to Form N-4 (File No. 033-87376), filed via EDGAR on Post-Effective No. 27, filed via EDGAR on February 20, 2007.

                  (b) Amendment No. 1 to Amended and Restated Participation
                      Agreement dated March 1, 2008 by and among the Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, is incorporated by reference to Form N-4 (File No. 333-147565), Pre-Effective Amendment No. 1, filed via EDGAR on April 4, 2008.

             (16)Participation Agreement dated September 7, 2007 among PHL
                 Variable Insurance Company, Sentinel Variable Products Trust and Sentinel Financial Services Company is incorporated by reference to Post-Effective Amendment No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on September 7, 2007.

             (17)Participation Agreement dated February 1, 2008, among PHL
                 Variable Insurance Company, Phoenix Equity Planning Corporation, Summit Mutual Funds, Inc., and Ameritas Investment Corporation is incorporated by reference to Post-Effective Amendment No. 8 on form N-4 (File
                 No. 333-123040), filed via EDGAR on April 30, 2008.

             (b) Other Material Contracts.

                  (1) Amended and Restated Administration and Accounting
                      Services Agreement dated March 1, 2003 by and between PHL Variable Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on
                      September 7, 2007.

                  (2) Amendment dated January 1, 2005 to Amended and Restated
                      Administration and Accounting Services Agreement between PHL Variable Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on September 7, 2007.

                  (3) Information Sharing Agreements pursuant to Rule 22c-2 for the following funds: AIM Variable Insurance Funds,The Alger American Fund, AllianceBernstein LP, DWS Funds, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, The Rydex Trust, Wanger Advisors Trust; and, The Universal Institutional Funds are incorporated by reference to Form N-4 (File No. 033-87376), Post-Effective Amendment
                      No. 29, filed via EDGAR on May 1, 2007.

                  (4) Information Sharing Agreement dated as of September 7,
                      2007, pursuant to Rule 22c-2 between Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and the Sentinel Variable Products Trust is incorporated by reference to Post-effective Amendment No.6 on Form N-4 (File No.333-123035), filed via EDGAR on September 28, 2007.

                  (5) Information Sharing Agreement dated February 1, 2008 by and between PHL Variable Insurance Company, Phoenix Life and Annuity Company, Phoenix Life Insurance Company and Summit Mutual Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File
                      No. 333-123040) filed via EDGAR on April 30, 2008.

         (9) Written Opinion and Consent of Michele Drummey, Esq., to be filed by amendment.

         (10)(a) Consent of Registered Independent Public Accountant, to be filed by amendment.

             (b) Powers of Attorney for Philip K. Polkinghorn, Director and
                 President, James D. Wehr, Director, Peter A. Hoffman, Chief Financial Officer, David R. Pellerin, Chief Accounting Officer and Christopher M. Wilkos, Director, are incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form S-1 (File No. 333-87218), filed via EDGAR on April 25, 2008.

         (11)Not Applicable.

         (12)Not Applicable

Item 25.Directors and Executive Officers of the Depositor.

Name                     Position
----                     --------------------------------------------------
Philip K. Polkinghorn*   Director and President
James D. Wehr**          Director, Executive Vice President and Chief
                         Investment Officer
John H. Beers*           Vice President and Secretary
Peter A. Hofmann*        Senior Executive Vice President and Chief
                         Financial Officer
David R. Pellerin*       Senior Vice President and Chief Accounting Officer
John R. Flores*          Vice President and Chief Compliance Officer
Daniel J. Moskey*        Vice President and Treasurer
Tracy L. Rich*           Executive Vice President and Assistant Secretary
Christopher M. Wilkos**  Director, Senior Vice President and Corporate
                         Portfolio Manager

--------
* The business address of this individual is One American Row, Hartford, CT 06103-2899.

** The business address of this individual is 56 Prospect Street, Hartford, CT
   06115-0480.

Item 26.Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Phoenix Companies, Inc. (100%) Delaware
   Phoenix Distribution Holding Company (100%) Connecticut
      WS Griffith Securities, Inc. (100%) New York
   Phoenix Investment Management Company (100%) Connecticut
      Virtus Investment Partners, Ltd. (100%) Delaware
          DP Holdings, Ltd. (100%) New Brunswick, Canada
          DPCM Holdings, Inc. (100%) Illinois
          Duff & Phelps Investment Management Company (100%) Illinois
          Goodwin Capital Advisers, Inc. (100%) New York
          Kayne Anderson Rudnick Investment Management, LLC (100%) California Pasadena Capital Corporation (100%) California
             Engemann Asset Management (100%) California
          Phoenix Alternative Investment Advisers, Inc. (100%) Connecticut Phoenix Equity Planning Corporation (100%) Connecticut
             Virtus Investment Advisers, Inc. (100%) Massachusetts Phoenix/Zweig Advisers, LLC (100%) Delaware
             Euclid Advisors LLC (100%) New York
          PXP Securities Corp. (100%) New York
          Rutherford Financial Corporation (100%) Delaware
          Rutherford, Brown & Catherwood, LLC (73.2%) Delaware
          SCM Advisors, LLC (100%) California
          Walnut Asset Management, LLC (70.6%) Delaware
Phoenix Life Insurance Company (100%) New York
   Phoenix Foundation (0%) Connecticut
   Next Generation Ventures LLC (50%) Connecticut
   Phoenix Life Separate Account B (100%) New York
   Phoenix Life Separate Account C (100%) New York
   Phoenix Life Separate Account D (100%) New York
   Phoenix Life Variable Accumulation Account (100%) New York
   Phoenix Life Variable Universal Life Account (100%) New York
   PM Holdings, Inc. (100%) Connecticut
      American Phoenix Life and Reassurance Company (100%) Connecticut
          Phoenix Life and Reassurance Company of New York (100%) New York PFG Holdings, Inc. (100%) Pennsylvania
          AGL Life Assurance Company (100%) Pennsylvania
          PFG Distribution Company (100%) Delaware

          Philadelphia Financial Group, Inc. (100%) Delaware
      PHL Variable Insurance Company (100%) Connecticut
          PHL Variable Accumulation Account (100%) Connecticut
          PHL Variable Accumulation Account II (100%) Connecticut PHLVIC Variable Universal Life Account (100%) Connecticut
      Phoenix Founders, Inc. (100%) Connecticut
      Phoenix International Capital Corporation (100%) Connecticut
          Practicare, Inc. (100%) Delaware
      Phoenix Life and Annuity Company (100%) Connecticut
          Phoenix Life and Annuity Variable Universal Life Account (100%) Connecticut
      Phoenix New England Trust Holding Company (100%) Connecticut Phoenix Variable Advisors, Inc. (100%) Delaware
      PML International Insurance Limited (100%) Bermuda
   The Phoenix Edge Series Fund (0%) Massachusetts business trust Phoenix National Trust Holding Company (100%) Connecticut
Phoenix Life Solutions, Inc. (100%) Delaware

   The only companies that file consolidated financial statements with the Securities and Exchange Commission ("SEC") are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix LifeSeparate Account B, Phoenix Life Separate Account C, Phoenix Life SeparateAccount D, Phoenix Life Variable Accumulation Account, Phoenix Life VariableUniversal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account, and Phoenix Life and Annuity Variable Universal LifeAccount) all other entities are included in the consolidated financial statement, for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.

Item 27.Number of Contract Owners.

   As of September 30, 2008 there were 22,910 qualified and 12,353 nonqualified contracts.

Item 28.Indemnification.

   Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

   Article VI, Section 6.01. of the Bylaws of the Depositor (as amended and restated effective May 16, 2002) provides that: "Each director, officer or employee of the company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, bylaw, agreement, vote of shareholders or otherwise."

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.Principal Underwriter.

1. Phoenix Equity Planning Corporation ("PEPCO")

   (a) PEPCO serves as the principal underwriter for the following entities:

   Phoenix Adviser Trust, Phoenix Asset Trust, Virtus Equity Trust, Virtus Insight Trust, Virtus Institutional Trust, Phoenix Investment Trust 97, Virtus Opportunities Trust, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

   (b) Directors and Executive Officers of PEPCO.

Name                             Position
----                             --------------------------------------------
George R. Aylward, Jr. **....... Director, Executive Vice President
John H. Beers*.................. Vice President and Secretary
John R. Flores*................. Vice President and Anti-Money Laundering
                                 Officer
David Hanley**.................. Vice President and Treasurer
Stephen D. Gresham**............ Director, Senior Vice President
David C. Martin*................ Vice President and Chief Compliance Officer
Philip K. Polkinghorn*.......... Director, Executive Vice President

* The business address of this individual is One American Row, Hartford, CT 06103-2899.

** The business address of this individual is 56 Prospect Street, Hartford, CT
   06115-0480.

   (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

                                 (2)
                                 Net
                             Underwriting     (3)
                              Discounts   Compensation     (4)
(1) Name of Principal            and           on       Brokerage      (5)
Underwriter                  Commissions   Redemption  Commissions Compensation
---------------------        ------------ ------------ ----------- ------------
PEPCO.......................      $0           $0          $0           $0

Item 30.Location of Accounts and Records.

   The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules under it aremaintained at the administrative offices of PHL Variable Insurance Companylocated at One American Row, Hartford, Connecticut 06103-2899.

Item 31.Management Services

   Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

                         Year                 Fee Paid
                         ----                 --------
                         2007................ $ 95,000
                         2006................ $101,000
                         2005................ $ 86,000

Item 32.Undertakings.

   (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

   (b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

   (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request; and

   (d) (Representation to be made by amendment.) Representation Required by
Section 26(f)(2)(A) of the Investment Company Act of 1940

      PHL Variable Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by PHL Variable Insurance Company.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, PHL Variable Accumulation Account causes this Post-Effective No. 36 to the Registration Statement (File No. 033-87376) to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Hartford and the State of Connecticut, on this 21/st/ day of October, 2008.

                                             PHL VARIABLE ACCUMULATION ACCOUNT
                                             (Registrant)

                                             By:
                                                  ------------------------------
                                                  Philip K. Polkinghorn*
                                                  Director and President
                                                  of PHL Variable Insurance
                                                  Company

                                             PHL VARIABLE INSURANCE COMPANY

                                             By:
                                                  ------------------------------
                                                  Philip K. Polkinghorn*
                                                  Director and President

                                             By:  /s/ Kathleen A. McGah
                                                  ------------------------------
                                                  *Kathleen A. McGah

* As Attorney-in-Fact pursuant to power of attorney

As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No. 36 to Registration Statement No. 033-87376 on October 21, 2008.

Signature               Title
---------               -----

----------------------- Senior Executive Vice
Peter A. Hofmann*       President and Chief Financial
                        Officer

----------------------- Senior Vice President and
David R. Pellerin*      Chief Accounting Officer

----------------------- Director, President
Philip K. Polkinghorn*

----------------------- Director, Executive Vice
James D. Wehr*          President and Chief
                        Investment Officer

----------------------- Director, Senior Vice
Christopher M. Wilkos*  President and Corporate
                        Portfolio Manager


By:  /s/ Kathleen A. McGah
     --------------------------
     * Kathleen A. McGah

* As Attorney-in-Fact pursuant to Powers of Attorney